INDEPENDENCE HOLDING COMPANY CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $) In Thousands	Total	COMMON STOCK	PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS)	TREASURY STOCK, AT COST	RETAINED EARNINGS		TOTAL IHC STOCKHOLDERS' EQUITY		NON-CONTROLLING INTERESTS	TOTAL EQUITY
Stockholders Equity at Dec. 31, 2010	$ 260,274	$ 15,472	$ 101,003	$ 633	$ (1,917)	$ 115,437		$ 230,628		$ 29,646	$ 260,274
Net income	7,264					6,224		6,224		1,040	7,264
Net change in unrealized gains(losses)				4,747				4,747		256	5,003
Total comprehensive income (loss)								10,971		1,296	12,267
Acquire noncontrolling interests in American Independence Corp		600	4,430	13				5,043		(6,043)	(1,000)
Acquire noncontrolling interests in Wisconsin Underwriting Associates			391					391		(391)	0
Repurchases of common stock					(81)			(81)		0	(81)
Common stock dividend						(396)	[1]	(396)	[1]	0	(396)	[1]
Share-based compensation expenses and related tax benefits		8	55					63		0	63
Distributions to noncontrolling interests								0		(448)	(448)
Other capital transactions			81			(53)		28		24	52
Stockholders Equity at Jun. 30, 2011	$ 270,731	$ 16,080	$ 105,960	$ 5,393	$ (1,998)	$ 121,212		$ 246,647		$ 24,084	$ 270,731

[1]	$0.025 per share